Financial Instruments - Disclosure of financial instruments by category, assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Trade receivables	€ 23,912	€ 44,013
Other assets	11,988	11,522
Cash and cash equivalents	289,430	346,686	€ 204,435
TOTAL ASSETS	325,330	402,221
Assets at fair value through profit and loss
Disclosure of fair value measurement of assets [line items]
Trade receivables	0	0
Other assets	0	0
Cash and cash equivalents	0	0
TOTAL ASSETS	0	0
Assets at amortized costs
Disclosure of fair value measurement of assets [line items]
Trade receivables	23,912	44,013
Other assets	11,988	11,522
Cash and cash equivalents	289,430	346,686
TOTAL ASSETS	€ 325,330	€ 402,221